Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings		Own shares held		Shareholders' equity	Non-controlling interests	Ordinary shareholders	Total
Beginning balance at Dec. 31, 2021		£ 11,468	£ 3,890	£ 1,161	£ 10,881	£ 269	£ (395)	£ 1,205	£ 722	£ 12,966		£ (371)			£ 7
Share cancellation	[1],[2]	(885)							885
Tax on redemption/reclassification of paid-in equity										(21)
Unrealised (losses)/gains	[3]					(444)
Tax						125
Amount recognized in equity	[4]						(1,386)
Amount transferred from equity to earnings							(171)
Tax							426
Retranslation of net assets								307
Foreign currency (losses)/gains on hedges of net assets								(122)
Tax								14
Redemption of preference shares	[5]									(750)
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing										1,822
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued										190
Paid-in equity dividends paid										(121)
Ordinary dividends paid										(841)
Own shares acquired/Shares repurchased	[1],[2]									(1,958)
Realised gains in period on FVOCI equity shares, gross						(17)				6
Remeasurement of retirement benefit schemes - gross										(517)							£ (517)	[6]
Remeasurement of retirement benefit schemes - tax										133
Changes in fair value of credit in financial liabilities designated at FVTPL, gross										91							91
Changes in fair value of credit in financial liabilities designated at FVTPL, tax										(9)
Shares vested under employee share schemes										5		92
Share-based payments gross										(30)
Share-based payments tax										(3)
Profit/(loss) attributable to non-controlling interests															3
Ending balance at Jun. 30, 2022		10,583	3,890	1,161		(67)	(1,526)	1,404	1,607	10,963		(279)		£ 38,617	10	£ 34,727	38,627
Beginning balance at Dec. 31, 2022		10,539	3,890	1,161	10,881	(102)	(2,771)	1,478	1,651	10,019		(258)			8		36,496
Share cancellation	[1],[2]	(687)							687
Tax on redemption/reclassification of paid-in equity										0
Unrealised (losses)/gains	[3]					60
Tax						(16)
Amount recognized in equity	[4]						(948)
Amount transferred from equity to earnings							214
Tax							161
Retranslation of net assets								(308)
Foreign currency (losses)/gains on hedges of net assets								162
Tax								(23)
Recycled to profit or loss	[7]							(323)
Redemption of preference shares	[5]									0
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing										2,528
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued										(108)
Paid-in equity dividends paid										(121)
Ordinary dividends paid										(965)
Own shares acquired/Shares repurchased										(1,713)	[1],[2]	(359)	[8]
Realised gains in period on FVOCI equity shares, gross						16				7
Realised gains in period on FVOCI equity shares, tax										(3)
Remeasurement of retirement benefit schemes - gross										(64)							(64)	[6]
Remeasurement of retirement benefit schemes - tax										15
Changes in fair value of credit in financial liabilities designated at FVTPL, gross										(4)							(4)
Changes in fair value of credit in financial liabilities designated at FVTPL, tax										0
Shares vested under employee share schemes										17		77
Share-based payments gross										(32)
Share-based payments tax										0
Profit/(loss) attributable to non-controlling interests															0
Increase in MI Holdings															32
Ending balance at Jun. 30, 2023		£ 9,852	£ 3,890	£ 1,161	£ 10,881	£ (42)	£ (3,344)	£ 986	£ 2,338	£ 9,576		£ (540)		£ 34,758	£ 40	£ 30,868	£ 34,798

[1]	In May 2023, there was an agreement with HM Treasury to buy 469.2 million (2022 - 549.9 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 268.4 pence per share (2022 - 220.5 pence per share) for the total consideration of £1.27 billion (2022 - £1.22 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £0.91 billion excluding fees and held the remaining 133 million shares as Own Shares Held, amounting to £0.36 billion excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 301.4 million (30 June 2022 – 345.6 million) shares for total consideration of £804.2 million (30 June 2022 – £756.7 million) excluding fees as part of the On Market Share Buyback Programme which has now concluded. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[3]	Certain assets within this category have been hedged with derivatives which are not in an accounting hedge relationship. The effect of this creates a temporary difference between other comprehensive income and the income statement due to the difference in recognition criteria. This temporary difference is expected to reverse through the income statement over the duration of the hedge.
[4]	The unrealised losses on cash flow hedge reserves are mainly driven by deferral of losses on GBP net received fixed swaps as interest rates have increased.
[5]	Following an announcement of a Regulatory Call in February 2022, the Series U preference shares were reclassified to liabilities. A £254 million loss was recognised in retained earnings as a result of FX unlocking.
[6]	The unrealised losses on cash flow hedge reserves are mainly driven by deferral of losses on GBP net received fixed swaps as interest rates have increased.
[7]	Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC.
[8]	In May 2023, there was an agreement with HM Treasury to buy 469.2 million (2022 - 549.9 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 268.4 pence per share (2022 - 220.5 pence per share) for the total consideration of £1.27 billion (2022 - £1.22 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £0.91 billion excluding fees and held the remaining 133 million shares as Own Shares Held, amounting to £0.36 billion excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.